Schedule of Investments
GLOBAL TACTICAL ASSET ALLOCATION FUND	June 30, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 100.0%
FlexShares® Credit-Scored US Corporate Bond Index Fund(1)	203,932	$11,128
FlexShares® Credit-Scored US Long Corporate Bond Index Fund(1)	51,439	3,191
FlexShares® Disciplined Duration MBS Index Fund(1)	239,120	5,779
FlexShares® Global Quality Real Estate Index Fund(1)	43,703	2,245
FlexShares® Global Upstream Natural Resources Index Fund(1)	122,920	3,397
FlexShares® High Yield Value-Scored Bond Index Fund(1)	221,147	9,941
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund(1)	82,491	2,205
FlexShares® International Quality Dividend Index Fund(1)	277,953	5,590
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund(1)	189,071	10,100
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(1)	50,599	2,262
FlexShares® Morningstar US Market Factor Tilt Index Fund(1)	123,647	14,038
FlexShares® Quality Dividend Index Fund(1)	166,888	7,051
FlexShares® Ready Access Variable Income Fund(1)	28,712	2,190
FlexShares® STOXX® Global Broad Infrastructure Index Fund(1)	93,891	4,488
Flexshares® US Quality Low Volatility Index Fund(1)	177,808	7,057
iShares 20+ Year Treasury Bond ETF	16,300	2,672
iShares 3-7 Year Treasury Bond ETF	22,511	3,009
iShares 7-10 Year Treasury Bond ETF	10,719	1,306
iShares iBoxx High Yield Corporate Bond ETF	26,924	2,197
iShares Long-Term Corporate Bond ETF	14,669	1,027
iShares MBS ETF	56,089	6,209
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 100.0% continued
iShares Short-Term Corporate Bond ETF	85,960	$4,703
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.07%(1) (2)	369,831	370
Total Investment Companies
(Cost $112,205)		112,155

Total Investments – 100.0%
(Cost $112,205)		112,155
Liabilities less Other Assets – (0.0%)		(50)
NET ASSETS – 100.0%		$112,105

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds, Northern Institutional Funds and FlexShares Trust.
(2)	7-day current yield as of June 30, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ETF - Exchange-Traded Fund

MBS - Mortgage Backed Securities

TIPS - Treasury Inflation Protected Securities
Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT     1    GLOBAL TACTICAL ASSET ALLOCATION FUND

Schedule of Investments
GLOBAL TACTICAL ASSET ALLOCATION FUND continued
At June 30, 2020, the asset class weightings (unaudited) for the Fund were:
ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity	12.5%	FlexShares® Morningstar US Market Factor Tilt Index Fund
U.S. Equity	6.3	FlexShares® Quality Dividend Index Fund
U.S. Equity	6.3	Flexshares® US Quality Low Volatility Index Fund
Non U.S. Equity - Developed	9.0	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Non U.S. Equity - Developed	5.0	FlexShares® International Quality Dividend Index Fund
Non U.S. Equity - Emerging Markets	2.0	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Global Real Estate	2.0	FlexShares® Global Quality Real Estate Index Fund
U.S. Bonds - High Yield	8.9	FlexShares® High Yield Value-Scored Bond Index Fund
U.S. Bonds - High Yield	2.0	iShares iBoxx High Yield Corporate Bond ETF
U.S. Bonds - Investment Grade	9.9	FlexShares® Credit-Scored US Corporate Bond Index Fund
U.S. Bonds - Investment Grade	5.5	iShares MBS ETF
U.S. Bonds - Investment Grade	5.1	FlexShares® Disciplined Duration MBS Index Fund
U.S. Bonds - Investment Grade	4.2	iShares Short-Term Corporate Bond ETF
U.S. Bonds - Investment Grade	2.8	FlexShares® Credit-Scored US Long Corporate Bond Index Fund
U.S. Bonds - Investment Grade	2.7	iShares 3-7 Year Treasury Bond ETF
U.S. Bonds - Investment Grade	2.4	iShares 20+ Year Treasury Bond ETF
U.S. Bonds - Investment Grade	2.0	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
U.S. Bonds - Investment Grade	2.0	FlexShares® Ready Access Variable Income Fund
U.S. Bonds - Investment Grade	1.2	iShares 7-10 Year Treasury Bond ETF
U.S. Bonds - Investment Grade	0.9	iShares Long-Term Corporate Bond ETF
Global Infrastructure	4.0	FlexShares® STOXX® Global Broad Infrastructure Index Fund
Commodities/Natural Resources	3.0	FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Cash	0.3	Northern Institutional Funds - U.S. Government Portfolio (Shares)
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investment Companies	$112,155	$—	$—	$112,155

GLOBAL TACTICAL ASSET ALLOCATION FUND    2    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2020 (UNAUDITED)
Transactions in affiliated investments for the three months ended June 30, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
FlexShares® Credit-Scored US Corporate Bond Index Fund	$7,503	$3,156	$144	$605	$8	$55	$11,128	203,932
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	1,873	1,147	107	277	1	18	3,191	51,439
FlexShares® Disciplined Duration MBS Index Fund	2,848	2,909	39	61	—	26	5,779	239,120
FlexShares® Global Quality Real Estate Index Fund	4,862	77	3,031	884	(547)	21	2,245	43,703
FlexShares® High Yield Value-Scored Bond Index Fund	6,985	2,483	228	732	(31)	121	9,941	221,147
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	—	2,167	—	38	—	—	2,205	82,491
FlexShares® International Quality Dividend Index Fund	5,137	—	239	735	(43)	64	5,590	277,953
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	9,335	—	617	1,525	(143)	21	10,100	189,071
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	1,956	—	30	343	(7)	23	2,262	50,599
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	3,032	—	305	698	(28)	66	3,397	122,920
FlexShares® Morningstar US Market Factor Tilt Index Fund	22,050	—	12,300	442	3,846	56	14,038	123,647
FlexShares® Quality Dividend Index Fund	7,616	—	1,852	1,128	159	3	7,051	166,888
FlexShares® Ready Access Variable Income Fund	—	2,172	—	18	—	108	2,190	28,712
FlexShares® STOXX® Global Broad Infrastructure Index Fund	4,187	—	141	446	(4)	24	4,488	93,891
Flexshares® US Quality Low Volatility Index Fund	2,094	4,668	159	481	(27)	21	7,057	177,808
Northern Institutional Funds - U.S. Government Portfolio (Shares)	150	26,013	25,793	—	—	—	370	369,831
Total	$79,628	$44,792	$44,985	$8,413	$3,184	$627	$91,032	2,443,152
NORTHERN FUNDS QUARTERLY REPORT     3    GLOBAL TACTICAL ASSET ALLOCATION FUND